Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Cash and cash equivalents (except for cash on hand)	￦	2,284,885	￦	2,226,608
Trade and other receivables
Financial assets at amortized costs		5,425,996		5,784,228
Financial assets at fair value through other comprehensive income		1,097,348		1,256,266
Contract assets		398,797		557,041
Other financial assets
Derivatives financial assets for hedging		29,843		58,576
Financial assets at fair value through profit or loss		714,653		541,657
Financial assets at fair value through other comprehensive income		6,909		7,086
Financial assets at amortized costs		484,271		441,804
Financial guarantee contracts 1		65,760		19,422

Total	￦	10,508,462	￦	10,892,688

1	It is total amount guaranteed by the Group according to the guarantee contracts.

Summary of Contractual Undiscounted Cash Flows
The table below analyzes the Group’s liabilities (including interest expenses) into relevant maturity groups based on the remaining period at the date of the end of each reporting period to the contractual maturity date. These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	7,287,436	￦	1,173,579	￦	492,429	￦	8,953,444
Borrowings(including debentures)		1,507,232		3,669,060		2,378,272		7,554,564
Other non-derivative financial liabilities		6,123		37,358		132,152		175,633
Financial guarantee contracts 1		52,734		13,026		—		65,760

Total	￦	8,853,525	￦	4,893,023	￦	3,002,853	￦	16,749,401

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Trade and other payables	￦	8,149,445	￦	805,241	￦	370,044	￦	9,324,730
Borrowings(including debentures)		1,304,936		4,417,639		2,493,637		8,216,212
Lease liabilities		356,797		378,258		49,730		784,785
Other non-derivative financial liabilities		1,749		175,764		18,962		196,475
Financial guarantee contracts 1		19,422		—		—		19,422

Total	￦	9,832,349	￦	5,776,902	￦	2,932,373	￦	18,541,624

1
It is total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow

	December 31, 2017
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	638,171	￦	546,791	￦	526,633	￦	1,711,595
Inflow		608,270		568,976		509,558		1,686,804

	December 31, 2018
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	455,343	￦	1,466,915	￦	517,301	￦	2,439,559
Inflow		484,505		1,492,718		519,133		2,496,356

	December 31, 2019
(In millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Outflow	￦	650,497	￦	1,602,513	￦	507,947	￦	2,760,957
Inflow		684,720		1,648,746		524,483		2,857,949

Summary of Debt-to-equity Ratios
The
debt-to-equity
ratios as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Total liabilities	￦	17,815,630	￦	19,009,318
Total equity		14,658,490		15,144,090
Debt-to-equity ratio		122%		126%

Summary of Gearing Ratios
The gearing ratios as at December 31, 2018 and 2019, are as follows:

(In millions of Korean won, %)	December 31, 2018		December 31, 2019
Total borrowings	￦	6,648,293	￦	7,298,867
Less: cash and cash equivalents		(2,703,422)		(2,305,894)

Net debt		3,944,871		4,992,973
Total equity		14,658,490		15,144,090
Total capital		18,603,361		20,137,063
Gearing ratio		21%		25%

Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements
Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2018
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	78,833	￦	(1)	￦	78,832	￦	(76,414)	￦	—	￦	2,418
Other financial assets		19,825		—		19,825		(19,825)		—		—

	￦	98,658	￦	(1)	￦	98,657	￦	(96,239)	￦	—	￦	2,418

(In millions of Korean won)	December 31, 2019
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	￦	66,487	￦	(1)	￦	66,486	￦	(63,604)	￦	—	￦	2,882
Other financial assets		18,571		(13)		18,558		(18,526)		—		32

	￦	85,058	￦	(14)	￦	85,044	￦	(82,130)	￦	—	￦	2,914

Netting arrangements with reference to the offers of telecommunication facility interconnection, sharing data, and others among telecommunication companies.

Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements
The Group’s recognized financial liabilities subject to enforceable master netting arrangements or similar agreements are as follows:

(In millions of Korean won)	December 31, 2018
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	78,317	￦	—	￦	78,317	￦	(76,413)	￦	—	￦	1,904
Other financial liabilities		19,827		(1)		19,826		(19,825)		—		1

	￦	98,144	￦	(1)	￦	98,143	￦	(96,238)	￦	—	￦	1,905

(In millions of Korean won)	December 31, 2019
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	￦	65,669	￦	(13)	￦	65,656	￦	(63,628)	￦	—	￦	2,028
Other financial liabilities		18,509		(1)		18,508		(18,502)		—		6

	￦	84,178	￦	(14)	￦	84,164	￦	(82,130)	￦	—	￦	2,034

Netting arrangements with reference to the offers of telecommunication facility interconnection, sharing data, and others among telecommunication companies.

Currency risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2017, 2018 and 2019, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of foreign exchange rate	Income before tax 1	Shareholders’ equity
2017.12.31	10%	(10,132)	(7,273)
	-10%	10,132	7,273
2018.12.31	10%	(2,350)	633
	-10%	(2,851)	(62)
2019.12.31	10%	(51,581)	(44,638)
	-10%	51,581	44,638

1	Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies.

Summary of Details of Financial Assets and Liabilities in Foreign Currencies
Details of financial assets and liabilities in foreign currencies as at December 31, 2017, 2018 and 2019, are as follows:

(In thousands of foreign currencies)	2017		2018		2019
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	236,476	1,908,831	279,327	1,893,782	209,163	2,551,289
SDR 1	306	738	267	730	255	729
JPY	28,267	21,801,443	66,078	50,000,000	24,930	80,000,000
GBP	—	74	—	256	—	56
EUR	186	3,625	2	6	1	6
DZD 2	47	—	618	—	—	—
CNY	46,555	10	16,315	271	2,438,626	14,137
UZS 3	136,787	—	121,053	—	—	—
RWF 4	3,346	—	857	—	706	—
THB 5	—	—	1,685	1,685	6,143	3,079
IDR 6	14,886,393	710,162	64,240,286	41,510,330	10,657,194	2,034,151
MMK 7	84	—	84	—	84	—
TZS 8	317,348	—	—	2,876	6,919	—
BWP 9	42	—	897	—	911	—
HKD	—	—	—	—	—	268
BDT 10	38,074	—	39,494	—	18,897	—
PLN 11	338	—	26	—	—	—
VND 12	311,649	—	467,272	—	271,563	—
XAF 13	—	—	666	—	97,411	—
CHF 14	—	12	—	—	—	—

1	Special Drawing Rights.
2	Algeria Dinar.
3	Uzbekistan Sum.
4	Rwanda Franc.
5	Thailand Bhat.
6	Indonesia Rupiah.
7	Myanmar Kyat.
8	Tanzanian Shilling.
9	Botswana Pula.
10	Bangladesh Taka.
11	Polish Zloty.
12	Vietnam Dong.
13	Central African Franc.
14	Confoederatio Helvetia Franc.

Equity price risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2017, 2018 and 2019, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/decreased by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(In millions of Korean won)	Fluctuation of price	Income before tax		Equity
2017.12.31	10%	￦	—	￦	686
	-10%		—		(686)
2018.12.31	10%	￦	12	￦	898
	-10%		(12)		(898)
2019.12.31	10%	￦	23	￦	697
	-10%		(23)		(697)

Interest rate risk [Member]
Statement [LineItems]
Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As at December 31, 2017, 2018 and 2019, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(In millions of Korean won)	Fluctuation of interest rate	Income before tax		Shareholders’ equity
2017.12.31	+ 100 bp	￦	1,942	￦	4,868
	- 100 bp		(1,954)		(5,198)
2018.12.31	+ 100 bp	￦	1,059	￦	9,689
	- 100 bp		(1,958)		(10,237)
2019.12.31	+ 100 bp	￦	425	￦	14,764
	- 100 bp		(482)		(19,280)